Segment Information - Summary of Results of Reportable Segments (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Segments [Line Items]
Net finance expense		£ 527	£ 579	£ 610
Openreach [Member] | Transfer Of Business From Enterprise To Openreach
Disclosure Of Operating Segments [Line Items]
Revenue			155	152
Adjusted EBITDA			95	101
Operating profit (loss)			54	56
Enterprise [Member]
Disclosure Of Operating Segments [Line Items]
Revenue			224	242
Enterprise [Member] | Transfer Of Business From Enterprise To Openreach
Disclosure Of Operating Segments [Line Items]
Revenue			(117)	(112)
Adjusted EBITDA			(95)	(101)
Operating profit (loss)			(54)	(56)
Specific Items [Member]
Disclosure Of Operating Segments [Line Items]
Net finance expense	[1]	£ 139	£ 218	£ 210

[1]	For a definition of specific items, see page [210]. An analysis of specific items is provided in note 10.